Loans (Troubled Debt Restructurings Loans Modified) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 loan
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	$ 2,749
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	50
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	65
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	2,684
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 50